Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses - USD ($)	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Schedule of Allowance for Credit Losses [Line Items]
Beginning balance	$ 3,219,772	$ 237,037
Additions	166,966	2,951,045
Foreign currency translation adjustments	(347,919)	31,690
Ending balance	$ 3,038,819	$ 3,219,772